Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events
(14)	Subsequent Events
No material subsequent events have occurred since June 30, 2016 through October 26, 2016 that require adjustment to the financial statements.
(20)	Subsequent Events
No material subsequent events have occurred since December 31, 2015, through March 31, 2016 that require adjustments to the financial statements.